Principal Activities And Organization	12 Months Ended
Dec. 31, 2011
Principal Activities And Organization And Summary Of Significant Accounting Policies [Abstract]
Principal activities and organization

1. Principal activities and organization

(a) Principal activities

SearchMedia Holdings Limited (the “Company” or “SearchMedia Holdings” or “IDI”) is a holding company and, through its consolidated subsidiaries (collectively the “Group”), is principally engaged in the provision of advertising services in the out-of-home advertising industry. Out-of-home advertising typically refers to advertising media in public places, such as billboards, in-elevator displays, street furniture and transit area displays. The Group is one of the largest operators of integrated outdoor billboard and in-elevator advertising networks in China.

(b) Organization

On October 30, 2009, the Company completed the acquisition of all the issued and outstanding shares and warrants of SearchMedia International Limited (“SearchMedia International”). SearchMedia International security holders, including certain note holders and warrant holders, received ordinary shares, or securities exercisable or exchangeable for ordinary shares, of the Company. The business combination was accounted for as a reverse recapitalization, whereby SearchMedia International is the continuing entity for financial reporting purposes and is deemed to be the accounting acquirer of SearchMedia Holdings Limited.

Prior to January 1, 2008, SearchMedia International incorporated Jieli Investment Management Consulting (Shanghai) Co., Ltd. (“Jieli Consulting”), which in turn entered into contractual agreements (see “ VIEs Arrangements”) with the owners of Shanghai Jingli Advertising Co., Ltd. (“Jingli”). The arrangement was to facilitate foreign investors to invest in SearchMedia International as the then PRC laws did not allow direct foreign investment or ownership in advertising companies in the PRC. The terms of these agreements resulted in SearchMedia International, through its wholly-owned subsidiary, Jieli Consulting, bearing all the economic risks and receiving all the economic benefits from the businesses and controlling the financing and operating affairs with respect to Jingli’s businesses. In accordance with ASC Topic 810, “Consolidation”, the financial statements of Jingli were consolidated by SearchMedia International in its consolidated financial statements effective from the date SearchMedia International first became the primary beneficiary pursuant to this contractual arrangements.

In 2008, Jingli, the VIE, acquired 100% equity interests of the following subsidiaries. The Company has consolidated the financial results of the VIE and its subsidiaries in the consolidated financial statements since the date of acquisitions.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Planning Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC

On December 11, 2009, HK Ad-Icon established Ad-Icon Advertising (Shanghai) Co., Ltd. (“Ad-Icon Shanghai”), a wholly-owned subsidiary in China, which is permitted to operate advertising businesses in China. In 2010, Ad-Icon Shanghai, acquired 100% of the equity interests in Zhejiang Continental Advertising Co., Ltd. Furthermore, 100% of the equity interests in Botang, Wanshuizhiyuan, Kaixiang, Wuxi Ruizhong and Shenyang Jingli acquired by Jingli have been transferred to Ad-Icon Shanghai during 2010 and 2011.

Effective December 23, 2011, the VIE, Jingli, and its subsidiaries including Jincheng, Xinshichuang, Haiya, Shengshitongda, Changsha Jingli and Wenzhou Rigao have all ceased their respective advertisement business so that the VIE structure is no longer required or in place. The Company terminated the VIEs arrangements and ceased to consolidate the financial results of the VIE and its subsidiaries effective December 23, 2011.

VIEs arrangements (Terminated as of December 23, 2011)

A variable interest entity (“VIE”) is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE.

If the Company determines that it has operating power and the obligation to absorb losses or receive benefits, the Company consolidates the VIE as the primary beneficiary, and if not, does not consolidate. The Company’s involvement constitutes power that is most significant to the entity when it has unconstrained decision-making ability over key operational functions within the entity.

Assets recognized as a result of consolidating VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not claims against the Company’s general assets.

PRC regulations currently prohibit or restrict foreign ownership of media and advertising business with the exception that foreign entities that directly invest in the advertising industry in China are required to have at least three years of direct operations in the advertising industry outside of China pursuant to the Administrative Regulations on Foreign-invested Advertising Enterprises (2004, as amended in 2008). As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Prior to the incorporation of Ad-Icon Shanghai, a WOFE permitted to operate advertising businesses in China, and to comply with PRC laws and regulations, the Company conducts substantially all of its operations through its VIE. The VIE is wholly owned by certain ex-employees of the Company (“nominee shareholders”).

Upon the formation of the VIE, the Company entered into various agreements with the VIE, through which, the Company holds all of the variable interests of the VIE. Details of key agreements with the VIE are as follows:

Loan Agreement. Pursuant to the loan agreement dated September 10, 2007 between Jieli Consulting and the shareholders of Jingli Shanghai, namely Ms. Qinying Liu and Ms. Le Yang, Jieli Consulting granted an interest-free loan to each shareholder. The principal amounts of the loans to Ms. Qinying Liu and Ms. Le Yang were $6.7 million and $4.5 million, respectively, in proportion with their respective original capital contributions to Jingli Shanghai. The term of the loan agreement is 10 years and may be extended for another ten years automatically unless Jieli Consulting terminates the agreement in a written form three months before the expiration date of the agreement. The loan can be repaid only with the proceeds from the transfer of the shareholder’s equity interest in Jingli Shanghai to Jieli Consulting or another person designated by Jieli Consulting at the minimum price permitted by then applicable PRC law. Jieli Consulting may accelerate the loan repayment upon certain events, including if a shareholder dies, loses capacity to act, no longer works for Jingli Shanghai or any affiliate of Jingli Shanghai, or commits a crime, or if Jieli Consulting so informs a shareholder as permitted by then applicable PRC law.

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated September 10, 2007 among Jieli Consulting, Jingli Shanghai, and its shareholders, each shareholder has pledged all of her equity interest in Jingli Shanghai to Jieli Consulting to guarantee the performance of the shareholders’ and Jingli Shanghai’s obligations under the loan agreement, the exclusive call option agreement, and the exclusive technical consulting and service agreement. If Jingli Shanghai or any of its shareholders breaches its respective contractual obligations under these agreements, Jieli Consulting, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interest in Jingli Shanghai without the prior written consent of Jieli Consulting. The equity pledge agreement will expire after Jingli Shanghai and its shareholders fully perform their respective obligations under the loan agreement, the exclusive call option agreement and the exclusive technical consulting and service agreement, each briefly described in this note.

Exclusive Call Option Agreement. Under the exclusive call option agreement dated September 10, 2007 among Jingli Shanghai, its shareholders, and Jieli Consulting, Jingli Shanghai and its shareholders irrevocably granted Jieli Consulting or its designated person an exclusive option to purchase, when and to the extent permitted under then applicable PRC law, all or part of the equity interests in Jingli Shanghai. The exercise price for all of the equity interests of Jingli Shanghai is the minimum price permitted by then applicable PRC law or a higher price determined by Jieli Consulting. Unless this exclusive call option agreement is terminated on an earlier date as agreed upon by the parties to the agreement, the term of the agreement is ten years and may be extended for another ten years automatically unless Jieli Consulting terminates the agreement in writing three months before the expiration date of the agreement. Pursuant to this call option agreement.

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The shareholders of Jingli Shanghai may not change the articles of association, bylaws, registered capital or shareholding structure of Jingli Shanghai, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not acquire or merge with any third parties, or invest in any third parties, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not generate, delegate, guarantee for, or allow existing any indebtedness without the prior consent or confirmation of Jieli Consulting, except in the ordinary courses of business;

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Jingli Shanghai may not enter into any material contracts with the contractual price exceeding RMB1.0 million without the prior written consent of Jieli Consulting, except in the ordinary courses of business;

•	Jingli Shanghai may not grant loans or guaranties to any third parties, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not transfer, pledge, have caused any encumbrances, or otherwise dispose of any shares of Jingli Shanghai, without the prior written consent of Jieli Consulting;

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Jingli Shanghai may not declare or pay any dividends without the prior written consent of Jieli Consulting; upon the request of Jieli Consulting, Jingli Shanghai shall declare and pay all distributable dividends to its shareholders; and

•	The shareholders of Jingli Shanghai may only appoint the persons nominated by Jieli Consulting as directors of Jingli Shanghai, upon request of Jieli Consulting.

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Power of Attorney. The shareholders of Jingli Shanghai have executed a power of attorney to Mr. Guojun Liang, which irrevocably authorizes Mr. Liang (who is the husband of Ms. Qinying Liu), to vote as such shareholders’ attorney-in-fact on all of the matters of Jingli Shanghai requiring shareholder approval.

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Exclusive Technical Consulting and Service Agreement. Pursuant to the exclusive technical consulting and service agreement dated September 10, 2007 between Jingli Shanghai and Jieli Consulting, Jieli Consulting has the exclusive and irrevocable right to provide to Jingli Shanghai technical consulting services related to the business operations of Jingli Shanghai. Jingli Shanghai agrees to pay annual technical service fees to Jieli Consulting based on the actual services provided by Jieli Consulting. If Jingli Shanghai does not generate net profits in a fiscal year, Jieli Consulting agrees not to charge services for that year. The term of this agreement is 10 years commencing on September 10, 2007 and may be extended automatically for another 10 years unless Jieli Consulting terminates the agreement by a written notice three months before the expiration date.

The agreements above did not provide substantive kick-out right of the VIE to unilaterally terminate the contracts and the VIE could not force termination by paying a termination fee. The VIE also need to agree to an extension of fixed term. As a result of these agreements, Jieli Consulting exercised effective control over the VIE, received substantially all of the economic benefits and residual interest and absorbs all of the risks and expected losses from the VIE, and had an exclusive call option to purchase all the equity interest in the VIE at a minimal price. Therefore, Jieli Consulting was considered as the primary beneficiary of the VIE and accordingly the financial statements of these VIE were consolidated in the Company’s consolidated financial statements.

The Company believes that Jieli Consulting’s contractual arrangements with the VIE were in compliance with PRC law and were legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIE also depended on the voting power obtained under the power of attorney, described above. Jieli Consulting had the power to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believed the power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could, among other things:

•	revoke the Company’s business and operating licenses;

•	require the Company to discontinue or restrict operations;

•	restrict the Company’s right to issue the invoice and collect revenues;

•	block the Company’s websites;

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require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Company may not be able to comply; or

•	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Company’s ability to conduct the Company’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIE. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Jieli Consulting, or the VIE.

Effective December 23, 2011, the VIE, Jingli, and its subsidiaries have all ceased their respective advertisement business so that the VIE structure is no longer required or in place (see note 5).

(c) Reclassification

Certain comparative figures have been reclassified to conform to current period’s presentation.